SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

11.    SPECIAL TERMINATION ARRANGEMENTS

As of December 31, 2023 and 2022, special termination arrangements amounted to $4,192,701 and $7,422,283, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2023 and 2022 were $3,178,727 and $1,672,716, respectively included in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2023	12/31/2022
Balances at the beginning	7,422,283	9,521,606
Additions to profit or loss	3,178,727	1,672,716
Monetary result benefits paid to participants	(1,369,489)	(858,920)
Benefits paid to participants	(5,038,820)	(2,913,119)
Balances at closing	4,192,701	7,422,283